Quantitative inputs level 3 (Detail) (USD $) In Thousands, unless otherwise specified											12 Months Ended										12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member]
Dec. 31, 2012
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Fair Value Inputs Level 3 Internal Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]

Dec. 31, 2012
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Fair Value Inputs Level 3 Internal Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Risk Premium [Member]
													Dec. 31, 2012 Servicing Asset At Fair Value Amount [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Loan Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Loans Held For Sale [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2012 Real Estate Acquired in Satisfaction of Debt [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2012 Collateralized Mortgage Obligations Member Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Collateralized Mortgage Obligations Member Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Collateralized Mortgage Obligations Member Trading Account Assets[Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Other Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Other Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Other Securities [Member] Trading Account Assets[Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Available For Sale Securities Fair Value Disclosure				$ 5,084,201	$ 5,009,823																	$ 35,573	$ 24,962
Trading Account Assets Fair Value Disclosure				314,515	436,330														3,117	3,545	2,499	23,734	17,248	1,136
Servicing Asset At Fair Value Amount	154,430	151,323	166,907	154,430	151,323								154,430
Loans Receivable, Fair Value Disclosure						10,445	[1]	95,978	[1]	204,427				10,445
Loans Held-for-sale, Fair Value Disclosure						93,429	[2]	83,915	[2]	671,223					93,429	[3]
Real Estate Acquired Through Foreclosure						111,425	[4]	91,432	[5]	45,454							56,567	[6]
Liabilities, Fair Value Disclosure [Abstract]
Business Acquisition, Contingent Consideration, at Fair Value				$ (112,002)	$ (99,762)						$ (112,002)
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques											cash flow model Discounted		model Discounted cash flow	Appraisal External	Discounted cash flow model		Appraisal External				model Discounted cash flow			cash flow Discounted model
Unobservable Inputs											Credit loss rate on covered loans of discount rate Risk premium component		Prepayment speed Weighted average life Discount rate	Haircut applied on external appraisals	Weighted average life Net loss rate		Haircut applied on external appraisals				Weighted average life Yield Constant prepayment rate			Weighted average life Yield Constant prepayment rate
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Weighted Average Life And Range													10.4 years (3.8 - 23.2 years)		2.0						2.3 years (0.2 - 5.1 years)			5.4
Fair Value Inputs Prepayment Rate																								10.80%
Fair Value Inputs Prepayment Weighted Average And Range													9.6% (4.3% - 26.0%)								27.8% (26.2% - 30.1%)
Fair Value Inputs Yield																					3.7% (0.6% - 4.7%)			11.4
Fair Value Inputs Credit Loss Rate											20.3% (0.0% - 85.7%)
Fair Value Inputs Discount Rate Weighted Average And Range												4.9	12.0% (10.0 - 17.5%)
Fair Value Inputs Haircut External Appraisal														17.6% (5.0% - 30.0%)			24.4% (5.0% - 40.0%)
Fair Value Net Loss Rate															58.1%

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.
[2]	Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.
[3]	Loans held-for-sale fair valued based on unadjusted third-party sources were excluded from this table.
[4]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $8 million at December 31, 2012.
[5]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $5 million at December 31, 2011.
[6]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.